Share Capital - Details of Warrants and Finder's Warrants Outstanding (Details)		12 Months Ended
		Apr. 30, 2024 shares $ / shares	Apr. 30, 2023 shares	Apr. 30, 2022 shares	Apr. 30, 2021 shares
Disclosure Of Classes Of Share Capital [Line Items]
Warrants outstanding					878,300
Finder's Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Warrants outstanding		186,761	130,111	130,111
Range One | Finder's Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	Feb. 03, 2026
Exercise price $ | $ / shares	[1]	$ 23
Remaining life (year)	[1]	1 year 9 months 3 days
Warrants outstanding	[1]	130,111
Range Two | Finder's Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[2]	Dec. 08, 2028
Exercise price $ | $ / shares	[2]	$ 1.37
Remaining life (year)	[2]	4 years 7 months 9 days
Warrants outstanding	[2]	56,650

[1]	Exercise price of U.S.$16.81. The figure in the table above is translated at the April 30, 2024 rate.
[2]	Exercise price of U.S.$1.00. The figure in the table above is translated at the April 30, 2024 rate.